Form N-CSR Cover	6 Months Ended
Jun. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Natixis Funds Trust II
Entity Central Index Key	0000052136
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024